Note 10 - Stock-based Compensation - Details of the Issued Stock Options (Details) - $ / shares				4 Months Ended	12 Months Ended
	Aug. 14, 2017	Feb. 24, 2017	Dec. 21, 2016	Apr. 21, 2016	Dec. 31, 2017	Dec. 31, 2016	Apr. 20, 2016	Dec. 31, 2015
Weighted Avg Exercise Price, Options Issued (in CAD per share)	$ 2.75	$ 1.50	$ 1.50	$ 0.25
Number of Options (in shares)					8,080,000	7,975,000	200,000	1,000,000
December 21, 2016 [Member]
Weighted Avg Exercise Price, Options Issued (in CAD per share)					$ 1.50
Number of Options (in shares)					3,100,000
Number of Vested Options (in shares)					3,100,000
Weighted Avg Remaining Life (Year)					354 days
March 28, 2016 [Member]
Weighted Avg Exercise Price, Options Issued (in CAD per share)					$ 0.25
Number of Options (in shares)					3,165,000
Number of Vested Options (in shares)					3,165,000
Weighted Avg Remaining Life (Year)					87 days
February 24, 2017 [Member]
Weighted Avg Exercise Price, Options Issued (in CAD per share)					$ 1.50
Number of Options (in shares)					535,000
Number of Vested Options (in shares)					535,000
Weighted Avg Remaining Life (Year)					1 year 54 days
August 14, 2017 [Member] | Options 1 [Member]
Weighted Avg Exercise Price, Options Issued (in CAD per share)					$ 2.75
Number of Options (in shares)					1,205,000
Number of Vested Options (in shares)					1,205,000
Weighted Avg Remaining Life (Year)					1 year 226 days
August 14, 2017 [Member] | Options 2 [Member]
Weighted Avg Exercise Price, Options Issued (in CAD per share)					$ 2.75
Number of Options (in shares)					75,000
Number of Vested Options (in shares)					37,500
Weighted Avg Remaining Life (Year)					226 days